Minimum capital requirements (Tables)	12 Months Ended
Dec. 31, 2017
Minimum capital requirements
Schedule of minimum capital requirements calculated in accordance with the Mexican Banking GAAP for the Bank

	12/31/2016	12/31/2017

Computable capital:	109,237	115,321
Core capital	107,187	116,126
Supplementary capital	27,453	26,054
Deductible items	(35,700)	(36,671)
Subordinated Additional Tier 1 Capital Notes (see Note 22.c.)	10,297	9,812

Capital requirements:	55,509	58,668
Market risk	8,642	11,039
Credit risk	43,698	44,313
Operational risk	3,169	3,316

Excess of capital requirements	53,724	56,653
Risk-weighted assets	693,964	733,346

Schedule of capital ratios in accordance to the data published by the CNBV

	12/31/2016	12/31/2017

Net Capital / Required Capital	1.97	1.97
Minimum capital requirements	Not applicable	Not applicable

Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk	10.30%	10.83%
Minimum capital requirements	7.30%	7.60%

Basic Capital / Assets subject to Credit, Market and Operating Risk	11.79%	12.17%
Minimum capital requirements	8.80%	9.10%

Net Capital / Assets subject to Credit Risk	20.00%	20.82%
Minimum capital requirements	Not applicable	Not applicable

Net Capital / Assets subject to Credit, Market and Operating Risk	15.74%	15.73%

Minimum capital requirements	10.80%	11.10%